Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)

NOTE 16 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related taxes were as follows:

	2011	2010

Net unrealized gain on securities available-for-sale	$1,523	$121
Less reclassification adjustment for realized gains included in income	(104)	(139)

Other comprehensive gain (loss), before tax effect	1,419	(18)
Tax (benefit) expense	550	(7)

Other comprehensive income (loss)	$869	$(11)